Property, plant and equipment (Narrative) (Details) - Cash-generating units [member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / lb	Dec. 31, 2016 USD ($) $ / lb	Dec. 31, 2015 USD ($)
Statements [Line Items]
Cash flow calculations utilized a copper price in 2019 /lb | $ / lb	3.00
Cash flow calculations utilized a copper price in 2020 /lb | $ / lb	3.10
Cash flow calculations utilized a copper price in 2021-2022 /lb | $ / lb	3.20
Cash Flow Calculations Utilized Long-Term Copper Price | $ / lb	3.10	3.00
Cash Flow Calculations Utilized Molybdenum Long-Term Prices | $ / lb	11.00	11.00
Peru [Member]
Statements [Line Items]
Explanation of period over which management has projected cash flows	18 years
Discount rate applied to cash flow projections	6.25%	7.50%
Estimated value of mineral resources not included in LOM | $	$ 237,500		$ 272,000
Decrease In Average LOM Copper Price	10.00%
Increase in real discount rate, number of percentage points	1.0
Decrease In FVLCD On Decrease In Average LOM Copper Price | $	$ (368,000)	$ (381,000)
Decrease In FVLCD On Increase In Real Discount Rate | $	(105,000)	(143,000)
Amount by which unit's recoverable amount exceeds its carrying amount | $	$ 165,000	$ 75,000
Arizona [Member]
Statements [Line Items]
Explanation of period over which management has projected cash flows	22 years
Discount rate applied to cash flow projections	7.50%	8.75%
Estimated value of mineral resources not included in LOM | $	$ 287,900		$ 212,000